Capitalized Software (Tables)	12 Months Ended
Dec. 31, 2020
Capitalized Software
Schedule of estimated amortization expense	Estimated amortization expense for the years ending December 31, 2021 through December 31, 2023 is as follows:

Year:	Amortization Expense
2021	$4,195,131
2022	2,804,127
2023	1,055,109

Schedule of capitalized software balances

	2020			2019
		Accumulated			Accumulated
	Gross Amount	Amortization	Net Amount	Gross Amount	Amortization	Net Amount
Capitalized software	$18,638,249	$(10,583,882)	$8,054,367	$12,461,245	$(6,592,330)	$5,868,915